Dividends on ordinary shares - Narrative (Details) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Final dividend recommended by directors at previous year end
DIVIDENDS ON ORDINARY SHARES (Details) [Line Items]
Dividends proposed or declared before financial statements authorised for issue		£ 1,169
Lloyds Banking Group share incentive plan | Waived
DIVIDENDS ON ORDINARY SHARES (Details) [Line Items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	590,670	3,280,207
Lloyds Banking Group employee share ownership trust | Waived
DIVIDENDS ON ORDINARY SHARES (Details) [Line Items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	125,361,633	57,736,111
Final dividend recommended by directors at previous year end
DIVIDENDS ON ORDINARY SHARES (Details) [Line Items]
Dividends proposed or declared before financial statements authorised for issue (in GBP per share)	£ 0.0211	£ 0.0184
Dividends proposed or declared before financial statements authorised for issue	£ 1,276